Cover	9 Months Ended
Nov. 26, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	BED BATH & BEYOND INC.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000886158
Amendment Flag	false